Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Securities [Line Items]
Equity securities, carried at fair value	$ 34,009	$ 41,936
Equity securities	62,260	68,241
Equity Securities Disclosures Textual [Abstract]
Securities held as economic hedges related to deferred compensation plan obligations	239	3,800
Federal home loan bank stock and federal reserve bank stock	3,500	4,800
Affordable housing tax credits and other tax benefits, amount	1,600	1,500	$ 1,500
Affordable housing tax credits, amount	$ 1,300	1,200	1,200
Affordable housing tax credits commitment, payment period	3 years
Qualified affordable housing project investments, commitment	$ 4,200	4,300
Other noninterest income [Member]
Equity Securities Disclosures Textual [Abstract]
Pre-tax loss from affordable housing projects, equity method investments	1,400	1,300	$ 1,200
Held for trading [Member] | Marketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	23,032	27,440
Not held for trading [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	10,977	14,496
Equity securities	39,228	40,801
Not held for trading [Member] | Marketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	1,564	6,481
Not held for trading [Member] | Nonmarketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	9,413	8,015
Not held for trading [Member] | Equity method investments [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	20,455	19,000
Not held for trading [Member] | Low-income housing tax credit investments [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	11,628	11,343
Not held for trading [Member] | Private equity [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	2,960	3,459
Not held for trading [Member] | Tax-advantaged renewable energy [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	5,458	3,811
Not held for trading [Member] | New market tax credit and other [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	409	387
Not held for trading [Member] | Federal Reserve Bank stock and other at cost [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	3,588	4,790
Not held for trading [Member] | Other method investments - Private equity [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	$ 4,208	$ 2,515